UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
March 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--92.8%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,481,875
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	3,631,450
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,237,513
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,025,888
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,500,000	2,196,200
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000	3,856,388
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,485,506
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	1,973,820
Carteret Board of Education,
COP (Insured; MBIA)	6.00	1/15/10	440,000 a	473,145
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.00	1/1/27	3,220,000	3,234,619
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue (Insured; MBIA)	5.00	7/1/35	4,000,000	4,002,640
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000	3,995,013
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000	2,274,425
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	365,735
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	291,071
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	813,480
Essex County Improvement

Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 a	10,854,500
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/09	1,450,000	1,500,460
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,608,953
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,796,181
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA)	0.00	12/15/34	3,000,000	675,750
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000	4,483,883
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	1,575,000	1,608,453
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	915,000	934,462
Jersey City,
Public Improvement Revenue
(Insured; MBIA)	5.25	9/1/09	1,605,000 a	1,696,806
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured; MBIA)	5.00	8/1/40	3,290,000	3,289,967
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	2,038,216
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	2,280,461
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA)	6.25	8/15/10	800,000	835,056
New Jersey	6.00	5/1/10	3,695,000 a	3,974,194
New Jersey
(Insured; MBIA)	6.00	7/15/10	7,400,000	7,986,598
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.50	6/15/24	2,300,000	2,216,234
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	12,500,000	12,258,750
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,275,000	1,351,411
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	2,925,000	3,104,332
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	3,600,000	3,606,480
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	879,642
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,739,203
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,914,725
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	1,990,483
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,045,050
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	351,218
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	2,830,230
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/18	2,950,000	2,959,470
New Jersey Economic Development
Authority, First Mortgage

Revenue (Fellowship Village
Project)	5.50	1/1/25	3,000,000	2,904,090
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/18	5,000,000	3,093,350
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/20	3,350,000	1,822,869
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/21	2,620,000	1,337,405
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.00	11/15/15	1,605,000	1,558,872
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,490,594
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,175,569
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	879,610
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	837,830
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	2,448,420
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	3,367,150
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	1,583,325
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	3,625,830
New Jersey Economic Development
Authority, Revenue (Hillcrest

Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	2,962,080
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,372,877
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/37	1,150,000	1,153,381
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/18	10,000,000 b,c	10,815,700
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	4,300,000	4,695,514
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/37	9,000,000	9,033,120
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FGIC)	5.50	9/1/27	10,000,000	10,758,700
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	4,606,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	1,769,100
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 a	2,617,885
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 a	8,154,452
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	1,485,000	1,472,660
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,671,231
New Jersey Educational Facilities
Authority, Revenue (Gregorian
Court University Project)	5.00	7/1/27	1,000,000	929,770
New Jersey Educational Facilities

Authority, Revenue (Gregorian
Court University Project)	5.25	7/1/27	500,000	479,780
New Jersey Educational Facilities
Authority, Revenue (Gregorian
Court University Project)	5.25	7/1/37	750,000	684,323
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 a	3,072,121
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/15	120,000 a	133,175
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,627,485
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,613,245
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.75	7/1/10	15,405,000 a	16,480,885
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/14	2,500,000 a	2,807,925
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	4,250,000	3,709,018
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA)	5.00	7/1/34	4,005,000	3,961,386
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA)	5.00	7/1/37	6,945,000	6,849,854
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 a	4,385,913
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (Insured; AMBAC)	6.75	7/1/36	6,975,000 d	6,975,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (Insured; AMBAC)	7.50	7/1/36	9,175,000 d	9,175,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center

Issue)	6.00	7/1/12	6,145,000	6,632,483
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/12	2,270,000 a	2,578,221
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000	2,941,138
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,045,780
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	657,987
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center) (Insured; Assured
Guaranty)	5.25	1/1/31	3,750,000 e	3,783,863
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center) (Insured; Assured
Guaranty)	5.25	1/1/36	3,000,000 e	3,027,090
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,093,160
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	2,280,000	1,099,507
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	3,220,000	1,447,970
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,000,000	3,153,960
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/10	4,000,000 a	4,393,520
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA)	6.13	6/1/17	280,000	291,656
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,645,803

New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.75	4/1/18	1,200,000	1,215,324
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.30	4/1/26	335,000	337,817
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,485,645
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,320,000	2,376,678
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.75	5/1/25	815,000	828,064
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,460,000	2,530,725
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	5,000,000 a	5,400,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,848,116
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,210,920
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,616,560
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	10,030,500
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	6,650,000	6,664,697
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/35	20,000,000	4,272,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	5,000,000 a	5,599,450
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	9,000,000 a,b,c	10,079,010
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	8,000,000 a,b,c	8,959,120
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	2,255,000	2,628,834
New Jersey Transportation Trust

Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	3,745,000	4,321,767
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	68,830
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	184,128
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	7,800,000	7,719,894
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,173,770
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,204,100
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	3,900,000	4,155,996
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	685,000	726,189
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	2,315,000	2,439,686
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	17,935,000	20,639,598
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	3,520,000	4,107,312
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA)	6.00	7/1/19	2,000,000	2,267,700
Ocean County,
General Improvement	5.00	9/1/10	1,300,000 a	1,390,129
Ocean County,
General Improvement	5.00	9/1/10	1,200,000 a	1,283,196
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/15	5,000,000	5,601,250
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA)	0.00	9/1/30	7,550,000	2,226,646
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured;
FSA)	5.25	8/15/38	3,640,000	3,723,611
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 a	1,926,361
South Jersey Transportation

Authority, Transportation
System Revenue (Insured; FGIC)	5.00	11/1/33	2,500,000	2,450,375
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 a	2,751,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 a	2,111,788
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 a	12,661,712
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	8,000,000	6,808,160
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,680,000	7,259,290
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	9,500,000	7,531,220
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,270,000	4,223,062
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,265,709
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,023,333
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,690,002
West Orange Board of Education,
COP (Insured; MBIA)	6.00	10/1/09	500,000 a	534,995
U.S. Related--5.5%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	990,890
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	4,899,600
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	7,850,000	7,888,465
Puerto Rico Commonwealth,

Public Improvement (Insured;
MBIA)	5.65	7/1/15	2,000,000	2,208,960
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	4,250,000	3,959,810
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue	5.25	8/1/57	6,400,000	5,965,440
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,516,830
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 a	3,326,940
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,133,500
Total Long-Term Municipal Investments
(cost $576,102,652)				588,479,872
Short-Term Municipal	Coupon	Maturity	Principal
Investment--4.8%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of Nova Scotia)
(cost $28,655,000)	7.78	4/7/08	28,655,000 [f]	28,655,000
Total Investments (cost $604,757,652)			103.1%	617,134,872
Liabilities, Less Cash and Receivables			(3.1%)	(18,646,939)
Net Assets			100.0%	598,487,933

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $29,853,830 or 5.0% of net assets.
c	Collateral for floating rate borrowings.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a delayed delivery basis.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $604,757,652. Net unrealized appreciation on investments was $12,377,220 of which $23,439,149 related to appreciated investment securities and $11,061,929 related to deprreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities .

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	617,134,872		0

Level 3 - Significant Unobservable Inputs	0		0

Total	617,134,872		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940. (EX-99.CERT)